Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives are as follows:

- Software	3 -10 years
- Patents, trademarks, royalties and other rights	3 - 5 years
- Technologies	3 years
- Rights to electrical capacity	Lease term of the datacenter or the access rights period

Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method

Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

- Buildings	15 - 20 years
- Land	Unlimited
- Machinery	3 – 15 years
- Electronic equipment	3 – 15 years
- Leasehold improvements and property improvements	3 – 15 years
- Containerized solution	8 years
- Graphics Processing Unit (“GPU”) equipment	4 years

Schedule of Investment Property

Depreciation begins when the investment property is available for use and is calculated using a straight-line method to allocate the depreciable amounts over the estimated useful lives as follows:

- Buildings	15 years
- Leasehold land	15 years
- Machinery, fixtures as part of the buildings	3 – 10 years

Schedule of Revenues

Details of revenues for each category are as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Self-mining	396,046	163,086	111,683
Sale of mining rigs and accessories	108,328	585	2
Cloud hash rate
Hash rate subscription	845	27,470	40,290
Electricity subscription	1,258	12,069	27,419
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	-	229	172
General hosting	35,009	67,643	97,321
Membership hosting	61,182	63,981	79,906
Cloud hosting arrangements (1)	70	1,058	3,248
AI cloud services	6,769	3,450	1
Others (2)	10,746	10,211	8,512
Total revenues	620,253	349,782	368,554

(1)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2025, 2024 and 2023.

(2)	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals and the sale of containerized solution product.

Schedule of Revenue Concentration

Revenue concentration for the years ended December 31, 2025, 2024 and 2023 is as below:

	Years ended December 31,
	2025	2024	2023
Customer A	-	*	19.05%
Customer B	16.65%	*	*
Customer C	15.81%	*	*
Customer D	12.20%	*	*
Customer E	10.28%	*	*

*	Less than 10%

Schedule of Disaggregated Revenue Data by Geographical Region

Disaggregated revenue data by geographical region in terms of the location where services are provided or where the customers are based within the operating segment is as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Singapore	16,559	12,429	8,041
United States	247,825	199,654	281,781
Bhutan	202,463	75,441	33,393
Norway	99,156	62,258	45,339
Finland	26,760	-	-
Ethiopia	9,804	-	-
Others	17,686	-	-
Total	620,253	349,782	368,554

Selected assets of mining rigs, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

	At December 31,
In thousands of USD	2025	2024
Singapore	107,664	120,765
United States	461,027	150,352
Bhutan	444,902	133,425
Norway	165,998	97,388
Malaysia	40,182	-
Canada	29,334	-
Ethiopia	19,906	-
Others	1	2
Total	1,269,014	501,932

Schedule of New Standards are Not Expected to Have Any Significant Impact

As from January 1, 2025, the Group adopted the following recently issued or amended standards. These new standards are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Amendments to IAS 21, Lack of Exchangeability	January 1, 2025	January 1, 2025

Schedule of IASB has Issued a Number of Amendments, Which are Not Yet Effective

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2025 and which have not been adopted in these financial statements.

Standard/Interpretation	Application Date for the Group
Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency	January 1, 2027